Earnings Per Share - Schedule of Earnings Per Common Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Continuing operations	$ 5.19	$ 4.78
Discontinued operations		0.16
Attributable to Magna International Inc.	5.19	4.94
Continuing operations	5.16	4.72
Discontinued operations		0.16
Attributable to Magna International Inc.	$ 5.16	$ 4.88